Notes to the Consolidated Statements of Changes in Equity - Additional Information (Detail) € in Millions			1 Months Ended	12 Months Ended
	Sep. 30, 2021 EUR (€)	Jan. 29, 2021 shares	Feb. 28, 2021	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 28, 2021 EUR (€)	Jun. 30, 2021 EUR (€) Number	Sep. 14, 2020 $ / shares
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Reserve of equity component of convertible instruments	€ 1.7			€ 1.7	€ 0.0
Increase in share capital to be made							€ 1.7
Increase in share capital	2.0
Share capital - not yet registered	2.0			2.0	0.0
Transaction costs of the capital increase after taxes	€ 1.2			1.2		€ 2.3
Increase (decrease) through conversion of convertible instruments, equity				73.8	€ 3.1
Executives [Member] | Roll Up Agreements [Member] | D1 - Shares [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Shares, Exercise price | $ / shares									$ 441.5
Shares exercised during period | shares		2,909
Bottom of range [member] | SIGNA Beteiligung I UG (haftungsbeschrnkt) Co KG [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest			41.83%
Bottom of range [member] | SIGNA Sport Online GmbH [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest			84.69%
Bottom of range [member] | Tennis Point GmbH [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest			88.00%
Top of range [member] | SIGNA Beteiligung I UG (haftungsbeschrnkt) Co KG [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest			46.94%
Top of range [member] | SIGNA Sport Online GmbH [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest			84.94%
Top of range [member] | Tennis Point GmbH [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest			89.00%
Non-controlling interests [member] | SIGNA Beteiligung I UG (haftungsbeschrnkt) Co KG [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of additional interest acquired			5.11%
Non-controlling interests [member] | SIGNA Sport Online GmbH [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of additional interest acquired			0.25%
Non-controlling interests [member] | Tennis Point GmbH [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of additional interest acquired			1.00%
Issued capital [member] | October 7, 2021 [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Increase (decrease) through conversion of convertible instruments, equity				€ 1.7
Convertible Loan [Member]
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Number of convertible loan lenders | Number								5
Convertible loan, Carrying amount of the loan component reclassified to capital reserve and share capital								€ 75.4
Reserve of equity component of convertible instruments								€ 3.1